Recent Accounting Pronouncements - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jan. 02, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liability recognized	$ 1,037		$ 1,037			$ 1,620
Current lease liabilities	629		629
Non-current lease liabilities	408		408
Interest paid as charged to comprehensive profit and loss as other finance income			53
Payment against lease liabilities	$ 152		462
Foreign exchange			$ 31
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Lease liability recognized					$ 1,522
Current lease liabilities					629
Non-current lease liabilities					$ 893